STOCKHOLDERS' EQUITY (DEFICIT) - Summary of Stock Options Outstanding and Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options
Beginning balance (in shares)	5,033
Granted (in shares)	4
Exercised (in shares)	(71)
Forfeited (in shares)	(96)
Expired (in shares)	(760)
Ending balance (in shares)	4,110	5,033
Exercisable (in shares)	3,392
Expected to vest (in shares)	718
Price
Beginning balance (in dollars per share)	$ 7.04
Granted (in dollars per share)	4.25
Exercised (in dollars per share)	3.10
Forfeited (in dollars per share)	6.85
Expired (in dollars per share)	12.49
Ending balance (in dollars per share)	6.10	$ 7.04
Exercisable (in dollars per share)	6.01
Expected to vest (in dollars per share)	$ 6.52
Weighted Average Remaining Contractual Term
Outstanding	4 years 1 month 6 days	4 years 11 months
Exercisable	3 years 4 months 26 days
Expected to vest	7 years 6 months
Aggregate Intrinsic Value
Outstanding at beginning of year	$ 2,539
Outstanding at end of year	2,378	$ 2,539
Exercisable	2,359
Expected to vest	$ 19
Weighted average grant date fair value of options granted (in dollars per share)	$ 2.04	$ 2.82	$ 4.25
Cash received from option exercises	$ 200	$ 600	$ 3,800
Total intrinsic value of options exercised	$ 200	$ 400	$ 2,800